Company information and operations - Summary of Wholly-Owned Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
SOPHiA GENETICS S.A.S.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS S.A.S.
Country of domicile	France
SOPHiA GENETICS LTD
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS LTD
Country of domicile	U.K.
SOPHiA GENETICS, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS, Inc.
Country of domicile	U.S.
SOPHiA GENETICS Intermediação de Negócios LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS Intermediação de Negócios LTDA
Country of domicile	Brazil
SOPHiA GENETICS PTY LTD
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS PTY LTD
Country of domicile	Australia
SOPHiA GENETICS S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS S.R.L.
Country of domicile	Italy
SOPHiA GENETICS GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS GmbH
Country of domicile	Germany